Contingencies, Commitments and Guarantees (details) - Commitments - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Contingencies and Commitments disclosure
Unfunded commitments to private equity limited partnerships and real estate partnerships	$ 1,600	$ 1,710